Regulatory Requirements	6 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Regulatory Requirements

9. Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of September 30, 2022 and March 31, 2022 and the actual amounts of capital that were maintained.

Capital requirements as of September 30, 2022:

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,175	$2,195,725	$1,813,550	575%
Zhong Yang Capital Limited	382,175	644,985	262,810	169%
Total	$764,350	$2,840,710	$2,076,360	372%

Capital requirements as of March 31, 2022:

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,019	$5,107,820	$4,724,801	1,334%
Zhong Yang Capital Limited	383,019	647,686	264,666	169%
Total	$766,038	$5,755,506	$4,989,467	751%